BIOLOGICAL ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Carrying Value Of Biological Assets Table Text Block
Thousands of United States Dollars
Opening balance at December 31, 2021	$37
Changes in fair value less cost to sell due to biological transformation	46
Transferred to harvested cannabis inventory upon harvest	(69)
Ending balance at June 30, 2022	$14